Loans and borrowings - Repayment Profile (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 26.0	€ 21.4
Loans and borrowings	2,151.4	2,113.7
Borrowings	2,177.4	2,135.1
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	7.1	6.5
Loans and borrowings	1,308.9	1,287.6
Lease Liabilities | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	26.0	21.4
Lease Liabilities | Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	68.1	57.4
Deferred borrowing costs | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(7.1)	(6.5)
Deferred borrowing costs | 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	(25.6)	(26.6)
Deferred borrowing costs | More than five years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	€ 0.0	€ (4.7)